UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2016

Date of reporting period: SEPTEMBER 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited)

September 30, 2016

Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Fair Value	% of Cash and Investments	Notes

Debt Investments (A)
Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	Fixed	-	10.00% Cash +9.00% PIK	9/21/2017	$18,554,457	$12,745,056	2.30%	C
Oxford Mining Company, LLC	First Lien Delayed Draw Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$25,032,164	24,487,714	4.42%
							37,232,770	6.72%

Electronic Component Manufacturing
Soraa, Inc.	Sr Secured Tranche A Term Loan (3.0% Exit Fee)	LIBOR (M)	0.44%	9.33%	3/1/2018	$12,375,721	12,109,643	2.19%
Soraa, Inc.	Sr Secured Tranche B Term Loan	LIBOR (M)	0.44%	9.33%	9/1/2017	$1,069,186	1,032,460	0.19%
							13,142,103	2.38%

Financial Investment Activities
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	34,828,500	6.29%	E

Gaming
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$80,839,000	51,130,667	9.23%	C

Metal and Mineral Mining
Molycorp, Inc.	First Lien Notes	Fixed	-	10.00%	6/1/2020	$10,712,000	26,780	-	C
Molycorp, Inc.	Sr Unsecured Convertible Notes	Fixed	-	6.00%	9/1/2017	$29,127,000	72,818	0.01%	C
							99,598	0.01%

Motion Picture and Video Industries
CORE Entertainment, Inc.	First Lien Term Loan	Fixed	-	11.00%	6/21/2017	$26,627,910	12,143,658	2.19%	C
CORE Entertainment, Inc.	Second Lien Term Loan	Fixed	-	15.50%	6/21/2018	$21,302,328	837,181	0.15%	C
							12,980,839	2.34%

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	1,801,700	0.33%	C/E
Linc Energy Finance, Inc.	Sr Secured Notes	Fixed	-	12.50%	10/31/2017	$48,515,330	424,509	0.08%	C/E
Linc USA GP	Sr Secured Super Priority Debtor-in-Possession	LIBOR (M)	1.00%	9.00% Cash +3.00% PIK	12/1/2016	$-	-	-
Sunshine Oilsands Ltd. (Canada)	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$28,616,000	16,668,820	3.01%	E
							18,895,029	3.42%

Other Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2016	$32,444,500	32,444,500	5.86%	B/E
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2018	$17,046,935	17,046,935	3.08%	B
AGY Holding Corp.	Sr Secured Delayed Draw Term Loan	Fixed	-	12.00%	9/15/2018	$-	-	-	B
Boomerang Tube, LLC	Subordinated Notes	LIBOR (M)	-	17.50%	2/1/2021	$3,425,773	496,737	0.09%	C
							49,988,172	9.03%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2016

Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal or Shares	Fair Value	% of Cash and Investments	Notes

Debt Investments (continued)
Pharmaceuticals
Novasep Holdings SAS (France)	First Lien Notes	Fixed	-	8.00%	12/15/2016	$24,483,000	$24,513,604	4.43%	B/E

Radio and Television Broadcasting
Fuse, LLC	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	10,312,500	1.86%	E

Restaurants
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$5,358,128	5,358,128	0.97%	F
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan B	Fixed	-	8.50%	3/30/2018	$9,640,763	9,640,763	1.74%	F
RM OpCo, LLC (Real Mex)	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/30/2018	$13,702,613	13,702,613	2.47%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$26,697,693	11,215,701	2.02%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$8,408,021	8,408,021	1.52%	F
							48,325,226	8.72%

Total Debt Investments (Cost $291,250,129)							301,449,008	54.43%

Equity Securities
Air Transportation
Epic Aero, Inc. (One Sky)	Warrants to Purchase Common Stock					2,329	2,157,249	0.39%	C/E

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	402,590	0.07%	C/E
STG-Fairway Holdings, LLC (First Advantage)	Class A Units					2,368,001	4,829,064	0.87%	C/E
							5,231,654	0.94%

Cable and Other Subscription Programming
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	12,830,904	2.32%	B/C/D/E

Coal Mining
Eagle Coal Company, Inc.	Warrants to Purchase Common Stock					675,841	68	-	C/E
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	328,843	0.06%	C/E
							328,911	0.06%

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Common Stock					1,329,871	6,230,978	1.13%	C/E

Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					2,047,907	3,277	-	C/E
TPG Hattrick Holdco, LLC (Isola)	Common Units					1,935,857	19,359	-	C/E
							22,636	-

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2016

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	% of Cash and Investments	Notes

Equity Securities (continued)
Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	$4,747	-	C/E

Gaming
TOPV New World Holdings, LLC (Gateway Casinos) (Canada)	Membership Interests					6,843,047	48,743,710	8.80%	B/C/E

Highway, Street, and Bridge Construction
Contech Holdings, Inc.	Common Stock					711,255	57,161,431	10.32%	B/C/E

Metal and Mineral Mining
Neo Cayman Holdings, Ltd.	Common Stock					25,732	257	-	C/E
Secure Natural Resources, LLC	Common Stock					74,658	747	-	C/E
							1,004	-

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	530,941	0.10%	C/E/F

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Beverly Shipping) (Cayman Islands)	Partnership Interest					551,799	62	-	C/D/E/F

Other Manufacturing
Boomerang Tube Holdings, Inc.	Common Stock					80,724	8	-	C/E
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	18,166,343	3.28%	B/C/E
							18,166,351	3.28%

Other Publishing
HW Holdco, LLC	Class A Common Interest					868,872	7,467,955	1.35%	C/E
HW Holdco, LLC	Preferred Interest					1,693	14,551	-	E
TBC Holdings I, Inc.	Common Stock					2,967	74,768	0.01%	C/E
							7,557,274	1.36%

Pharmaceuticals
NVHL S.A. (Novasep) (Luxembourg)	Common Shares					5,165,180	23,168,215	4.18%	B/C/D/E

Radio and Television Broadcasting
Fuse Media, LLC	Warrants to Purchase Common Stock					786,791	79	-	C/E
SCG Financial Acquisition Corp.	Common Stock					96,974	85,337	0.02%	C
							85,416	0.02%

Restaurants
RM Holdco, LLC (Real Mex)	Equity Participation					76	-	-	C/E/F
RM Holdco, LLC (Real Mex)	Membership Units					42,552,000	-	-	C/E/F
							-	-

Retail
Shop Holding, LLC (Connexity)	Class A Units					1,427,232	14,272	-	C/E

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2016

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	% of Cash and Investments	Notes

Equity Securities (continued)
Shipping
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	$3,348,215	0.60%	B/C/E
Blue Wall Shipping Limited (Marshall Islands)	Preferred Stock					1,429	1,438,686	0.26%	B/C/E
Delta Blue Shipping Limited (Marshall Islands)	Common Stock					4,317,273	-	-	B/C/E
Tanker Investments Ltd. (Marshall Islands)	Common Stock					1,446,694	8,479,508	1.53%	B/C
TCP KC, LLC (Marshall Islands)	Membership Units					4,757,941	2,926,609	0.53%	C/E/F
							16,193,018	2.92%

Wired Telecommunications Carriers
Integra Telecom, Inc.	Common Stock					10,080,250	41,676,794	7.52%	B/C/E
Integra Telecom, Inc.	Warrants					3,018,747	1,415,189	0.26%	B/C/E
V Telecom Investment S.C.A. (Vivacom) (Luxembourg)	Common Shares					3,741	6,311,218	1.14%	C/D/E
							49,403,201	8.92%

Total Equity Securities (Cost $284,818,640)							247,831,974	44.74%

Total Investments (Cost $576,068,769)							549,280,982	99.17%	G

Cash and Cash Equivalents
Bank of Tokyo	Commercial Paper	Fixed	-	0.38%	10/7/2016		2,999,810	0.54%
Cash Held on Account at Various Institutions							1,373,536	0.25%
Cash Denominated in Foreign Currency							217,057	0.04%
Total Cash and Cash Equivalents							4,590,403	0.83%

Total Cash and Investments							$553,871,385	100.00%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2016

Notes to Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer). See Schedule of Changes in Investment in Affiliates.

(G)	Includes investments with an aggregate fair value of $51,130,667 that have been segregated to collateralize certain unfunded commitments.

 ______________________________________________

 LIBOR resets monthly (M) or quarterly (Q).

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled 11,118,219 and $185,868,213, respectively, for the period ended September 30, 2016. Aggregate acquisitions includes investment assets received as payment in kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of September 30, 2016 was $488,989,135 or 88.3% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $576,437,954. Net unrealized depreciation aggregated $25,387,362, of which $50,200,067 related to appreciated investments and $75,587,429 related to depreciated investments.

Derivative instruments at September 30, 2016 were as follows:

	Notional
Instruments	Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$405,093
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	$(100,279)
Buy EUR vs. USD Put Option at a strike rate of 1.0975 expiring September 1, 2017		€5,000,000	$119,698
Sell EUR vs. USD Call Option at a strike rate of 1.1525 expiring September 1, 2017		€5,000,000	$(173,193)
Buy EUR vs. USD Put Option at a strike rate of 1.1375 expiring March 30, 2018		€12,500,000	$566,256
Sell EUR vs. USD Call Option at a strike rate of 1.2050 expiring March 30, 2018		€12,500,000	$(374,816)
Buy CAD vs. USD Put Option at a strike rate of 1.2900 expiring April 19, 2018	CAD	60,000,000	$2,466,556
Sell CAD vs. USD Put Option at a strike rate of 1.6000 expiring April 19, 2018	CAD	60,000,000	$(241,450)
Sell CAD vs. USD Call Option at a strike rate of 1.1500 expiring April 19, 2018	CAD	60,000,000	$(396,278)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	$(474,581)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	$(166,541)

			$1,630,465

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2016, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$8,564,845
2	Other direct or indirect observable market inputs*	-	78,111,987	-
3	Independent third-party valuation sources that employ significant unobservable inputs	128,727,873	94,012,813	235,292,690
3	Investment Manager valuations with significant unobservable inputs	496,737	99,598	3,974,439
Total		$129,224,610	$172,224,398	$247,831,974

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments valued by independent third-parties and categorized as Level 3 during the nine months ended September 30, 2016 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$192,451,630	$109,426,126	$364,494,355
Net realized and unrealized losses	(10,005,143)	(10,204,102)	(41,142,108)
Acquisitions†	11,401,734	7,195,574	711,809
Dispositions	(65,120,348)	-	(92,583,445)
Transfers into Level 3‡	-	5,431,548	5,485,718
Transfers out of Level 3§	-	(17,169,600)	-
Reclassifications within Level 3	-	(666,733)	(1,673,639)
Ending balance	$128,727,873	$94,012,813	$235,292,690

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized losses, above)	$39,987,239	$9,142,751	$(41,806,938)

† Includes payments received in kind and net amortization of investment discounts and premiums.

‡ Comprised of three investments that were transferred from Level 2 due to reduced trading volumes.

§ Comprised of one investment that was transferred to Level 2 due to increased trading volumes.

Changes in investments valued by Investment Manager and categorized as Level 3 during the nine months ended September 30, 2016 were as follows:

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$3,737,207	$-	$14,983,609
Net realized and unrealized losses	(3,071,352)	(466,771)	(6,744,774)
Acquisitions||	261,217	-	330,680
Dispositions	(430,335)	(100,364)	(6,268,715)
Reclassifications within Level 3	-	666,733	1,673,639
Ending balance	$496,737	$99,598	$3,974,439

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized losses, above)	$(2,926,840)	$28,275,207	$3,577,971

|| Includes payments received in kind and amortization of investment discounts.

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the nine months ended September 30, 2016 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

AGY Holding Corp., Second Lien Notes, 11%, due 11/15/16	$32,444,500	$-	$-	$32,444,500	$2,676,671
AGY Holding Corp., Sr Secured Term Loan, 12%, due 9/15/18	17,046,935	-	-	17,046,935	1,556,953
AGY Holding Corp., Sr Secured Delayed Draw Term Loan, 12%, due 9/15/18	-	-	-	-	-
Aircraft Leased to Delta Air Lines, Inc.
N913DL Aircraft Secured Mortgage, 8%, due 3/15/17	224,433	-	(221,674)	-	4,506
N918DL Aircraft Secured Mortgage, 8%, due 8/15/18	461,017	-	(452,719)	-	9,917
N954DL Aircraft Secured Mortgage, 8%, due 3/20/19	665,306	-	(653,309)	-	15,197
N955DL Aircraft Secured Mortgage, 8%, due 6/20/19	716,608	-	(703,158)	-	16,429
N956DL Aircraft Secured Mortgage, 8%, due 5/20/19	708,913	-	(695,678)	-	16,237
N957DL Aircraft Secured Mortgage, 8%, due 6/20/19	722,878	-	(709,307)	-	16,572
N959DL Aircraft Secured Mortgage, 8%, due 7/20/19	736,719	-	(722,818)	-	16,904
N960DL Aircraft Secured Mortgage, 8%, due 10/20/19	783,981	-	(769,034)	-	18,033
N961DL Aircraft Secured Mortgage, 8%, due 8/20/19	763,105	-	(748,649)	-	17,525
N976DL Aircraft Secured Mortgage, 8%, due 2/15/18	423,799	-	(416,744)	-	8,998
N913DL Trust Beneficial Interest	208,679	62,020	(664,947)	-	-
N918DL Trust Beneficial Interest	247,788	54,901	(421,855)	-	-
N954DL Trust Beneficial Interest	151,120	63,073	(229,204)	-	-
N955DL Trust Beneficial Interest	209,840	60,673	(181,067)	-	-
N956DL Trust Beneficial Interest	202,812	61,681	(190,041)	-	-
N957DL Trust Beneficial Interest	204,461	61,203	(175,661)	-	-
N959DL Trust Beneficial Interest	206,157	60,729	(161,409)	-	-
N960DL Trust Beneficial Interest	205,643	59,834	(113,707)	-	-
N961DL Trust Beneficial Interest	197,003	61,279	(136,277)	-	-
N976DL Trust Beneficial Interest	195,637	63,731	(470,386)	-	-
Blue Wall Shipping Limited, Common Stock	7,299,109	-	-	3,348,215	-
Blue Wall Shipping Limited, Preferred Stock	1,807,338	102,685	-	1,438,686	-
Contech Holdings, Inc., Common Stock	44,874,998	-	-	57,161,431	-
Delta Blue Shipping Limited, Common Stock	-	-	-	-	-
Global Geophysical Services, Inc., Common Stock	4,399,509	-	-	-	-
Global Geophysical Services, Inc., Warrants to Purchase Stock	7	-	-	-	-
Integra Telecom, Inc., Common Stock	41,676,794	-	-	41,676,794	-
Integra Telecom, Inc., Warrants	1,924,451	-	-	1,415,189	-
KAGY Holding Company, Inc., Series A Preferred Stock	21,419,093	-	-	18,166,343	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B, 1% PIK, due 11/21/17	-	-	-	-	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B2, 1% PIK, due 11/21/17	-	-	-	-	-
Mid-Bowline Group Corp. (WIND Mobile), Class A Voting Shares	68,638,690	-	(75,448,229)	-	-
Novasep Holdings SAS, First Lien Notes, 8%, due 12/15/16	24,421,793	-	-	24,513,604	1,468,980
NVHL S.A. (Novasep), Common Shares	23,716,922	-	-	23,168,215	-
Perseus Holdings S.A. (Primacom), Common Stock	4,860,745	-	(4,794,664)	-	-
Primacom Finance (Lux) S.A. (Finance), Common Equity	50,803,804	-	(9,253,317)	12,830,904	-
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	22,972,305	-	-	-	-
RM Holdco, LLC (Real Mex), Equity Participation	-	-	-	-	-
RM Holdco, LLC (Real Mex), Membership Units	-	-	-	-	-
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan
Tranche B-1, 8.5%, due 3/30/18	5,022,450	-	-	5,358,128	336,870
RM OpCo, LLC (Real Mex), Convertible Second Lien Term
Loan B, 8.5%, due 3/30/18	6,163,801	3,015,242	-	9,640,763	480,873
RM OpCo, LLC (Real Mex), First Lien Term Loan Tranche A,
7%, due 3/30/18	10,476,093	2,382,128	-	13,702,613	691,703
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B,
8.5%, due 3/30/18	12,650,201	-	-	11,215,701	1,678,507
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B-1,
8.5%, due 3/30/18	7,881,272	-	-	8,408,021	528,619
Tanker Investments, Ltd., Common Stock	17,696,631	-	-	8,479,508	-
TCP Delos Cayman Holdings (Beverly Shipping), Partnership Interest	993,626	-	(3,356,551)	62	-
TCP Delos Cayman Holdings (King B), Partnership Interest	558,047	-	(590,282)	-	-
TCP Delos Delaware Holdings, LLC (Raven Hill), Partnership Interest	4,312,140	-	(2,321,645)	-	-
TCP KC, LLC, Membership Units	4,068,805	-	-	2,926,609	-
TOPV New World Holdings, LLC (Gateway Casinos), Membership Interests	42,911,381	-	-	48,743,710	-
Woodbine Intermediate Holdings, LLC, Membership Units	756,958	-	-	530,941	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2016 were as follows:

Investment	Acquisition Date	Cost

Boomerang Tube Holdings, Inc., Common Stock	2/2/16	$807
Eagle Coal Company, Inc., Warrants to Purchase Common Stock	9/21/15	234,449
Epic Aero, Inc. (One Sky), Warrants to Purchase Common Stock	12/4/13	4,010,396
Findly Talent, LLC, Membership Units	1/1/14	456,402
Fuse Media, LLC, Warrants to Purchase Common Stock	8/3/12	79
Fuse, LLC, Sr Secured Notes, 10.375%, due 7/1/19	6/18/14	11,850,000
HW Holdco, LLC, Class A Common Interest	1/13/12 & 1/15/13	6,478,943
HW Holdco, LLC, Preferred Interest	1/13/12	13,277
Linc Energy Finance (USA), Inc., First Lien Notes, 9.625%, due 10/31/17	8/8/14	3,989,229
Linc Energy Finance, Inc., Sr Secured Notes, 12.5%, due 10/31/17	10/5/12 & Var. 2015	1,576,748
Longview Intermediate Holdings C, LLC, Common Stock	4/13/15 & 10/21/15	5,485,718
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	34,723,500
Marsico Holdings, LLC, Common Interest Units	9/10/12	14,242
Neo Cayman Holdings, Ltd, Common Stock	9/30/16	257
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	202,089
Secure Natural Resources, LLC, Common Stock	9/2/16 & 9/30/16	64,099
Shop Holding, LLC (Connexity), Class A Units	6/2/11 & 3/17/14	902,439
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14 & 12/9/15	117,287
STG-Fairway Holdings, LLC (First Advantage), Class A Units	12/30/10 & 10/18/13	7,364,246
Sunshine Oilsands Ltd., Sr Secured Notes, 10%, due 8/1/17	Var. 2014 - 2015	17,630,434
TBC Holdings I, Inc., Common Stock	11/18/11	74,768
TPG Hattrick Holdco, LLC (Isola), Common Units	9/30/10	116,151
V Telecom Investment S.C.A. (Vivacom), Common Shares	11/9/12	9,104,336

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: November 29, 2016

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: November 29, 2016